S-4 Class A Common Stock Subject to Possible Redemption (Tables)	6 Months Ended
Jun. 30, 2023
Temporary Equity [Line Items]
Summary of class A common stock subject to redemption
Changes in Seed Preferred stock issuable under warrants activity for the years ended December 31, 2022 and 2021 was as follows:

Seed Preferred Stock Issuable
Outstanding at January 1, 2021	343,879,583
Exercised	(307,625,953)
Remeasurement	44,048,825
Outstanding at December 31, 2021	80,302,455
Exercised	(80,792,496)
Remeasurement	490,041
Outstanding at December 31, 2022	—

TLG Acquisition One Corp
Temporary Equity [Line Items]
Summary of class A common stock subject to redemption
As of June 30, 2023 and December 31, 2022, the Class A common stock issued in the Initial Public Offering and issued as part of the Over-Allotment Units is recognized in Class A common stock subject to possible redemption as follows:

Gross proceeds from Initial Public Offering	$400,000,000
Less:
Fair value of Public Warrants at issuance	(24,533,330)
Offering costs allocated to Class A common stock subject to possible redemption	(21,284,250)
Plus:
Accretion on Class A common stock subject to possible redemption amount	45,817,580
Class A common stock subject to possible redemption, as of December 31, 2021	400,000,000
Plus:
Accretion on Class A common stock subject to possible redemption amount	4,101,927
Less:
Redemption of Class A common stock subject to possible redemption amount	(324,362,141)
Class A common stock subject to possible redemption, as of December 31, 2022	79,739,786
Plus:
Accretion on Class A common stock subject to possible redemption amount	1,874,987
Class A common stock subject to possible redemption, as of March 31, 2023	$81,614,773
Plus:

Waiver of Class A share issuance costs	13,141,800
Less:
Accretion on Class A common stock subject to possible redemption amount	(11,294,932)
Class A common stock subject to possible redemption, as of June 30, 2023	$83,461,641
The Class A common stock issued in the Initial Public Offering and issued as part of the Over-Allotment Units were recognized in Class A common stock subject to possible redemption as follows:

Gross proceeds from Initial Public Offering	$400,000,000
Less:
Fair value of Public Warrants at issuance	(24,533,330)
Offering costs allocated to Class A common stock subject to possible redemption	(21,284,250)
Plus:
Accretion on Class A common stock subject to possible redemption amount	45,817,580
Class A common stock subject to possible redemption, as of December 31, 2021	$400,000,000
Accretion on Class A common stock subject to possible redemption amount	4,101,927
Redemption of Class A common stock subject to possible redemption amount	(324,362,141)
Class A common stock subject to possible redemption, as of December 31, 2022	$79,739,786